Mid Cap Value Institutional | Security Equity Fund Institutional Class
Mid Cap Value Institutional Fund
INVESTMENT OBJECTIVE
The Mid Cap Value Institutional Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Security Equity Fund Institutional Class Mid Cap Value Institutional Class Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Security Equity Fund Institutional Class Mid Cap Value Institutional Class Institutional
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	1.07%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Security Equity Fund Institutional Class Mid Cap Value Institutional Class Institutional	109	340	590	1,306

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of December 31, 2012, the index consisted of securities of companies with capitalizations that ranged from $30 million to $10 billion.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Fund’s portfolio typically consist of small-to medium-sized companies.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Technology Stocks Risk – Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.

Highest Quarter Return	Lowest Quarter Return
2Q 2009 24.00%	3Q 2011 -19.86%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Security Equity Fund Institutional Class Mid Cap Value Institutional	Label	1 Year	Since Inception	Inception Date
Class Institutional	Institutional Fund Return Before Taxes	17.63%	9.51%	Jul. 14, 2008
Class Institutional Return After Taxes on Distributions	Institutional Fund Return after taxes on distributions	15.73%	7.54%	Jul. 14, 2008
Class Institutional Return After Taxes on Distributions and Sale of Fund Shares	Institutional Fund Return after taxes on distributions and sale of fund shares	13.63%	7.34%	Jul. 14, 2008
Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)	Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)	19.21%	8.05%	Jul. 14, 2008